Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current
Cash	$ 503,562	$ 3,838,650
Cash held in trust	574	3,216
Trade and other receivables	1,399,977	370,537
Prepayments	1,698,022	391,649
Loans receivable		451,529
Total Current Assets	3,602,135	5,055,581
Non-Current
Property, plant and equipment	2,365,831	2,339,182
Intangible assets and goodwill		15,827
Loan receivable		503,493
Right-of-use assets	227,589
Total Non-Current Assets	2,593,420	2,858,502
Total Assets	6,195,555	7,914,083
Current
Trade and other payables	3,309,037	2,982,499
Lease liability	187,442
Loans and borrowings	1,006,920	352,814
Convertible promissory notes	1,055,420
Due to related parties	640,546	302,232
Total Current Liabilities	6,199,365	3,637,545
Non-Current
Lease liability	208,679
Secured promissory notes	7,633,966
Secured convertible debenture	4,143,982
Total Non-Current Liabilities	11,986,627
Total Liabilities	18,185,992	3,637,545
Shareholders’ Equity (Deficit)
Common shares	73,555,097	63,319,398
Other reserves	3,370	24,423
Accumulated deficit	(103,091,953)	(57,459,061)
Accumulated other comprehensive loss	(2,304,665)	(1,608,222)
Non-controlling interest	(1,205,363)
Total Shareholders’ Equity (Deficit)	(11,990,437)	4,276,538
Total Liabilities and Shareholders’ Equity (Deficit)	6,195,555	7,914,083
Class A special shares
Shareholders’ Equity (Deficit)
Common shares	597,836
Class B special shares
Shareholders’ Equity (Deficit)
Common shares	$ 20,455,241